Investment Objectives and Goals	Aug. 31, 2025
U.S. Treasury Fund
Prospectus [Line Items]
Risk/Return [Heading]	U.S. TREASURY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	To seek current income with liquidity and stability of principal.
Government Securities Money Market Fund
Prospectus [Line Items]
Risk/Return [Heading]	GOVERNMENT SECURITIES MONEY MARKET FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	To seek current income with liquidity and stability of principal.
Limited Duration Fund
Prospectus [Line Items]
Risk/Return [Heading]	LIMITED DURATION FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Primarily to seek income and
Objective, Secondary [Text Block]	secondarily to seek capital appreciation.
Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	BOND FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	To seek total return.
Strategic Enhanced Yield Fund
Prospectus [Line Items]
Risk/Return [Heading]	STRATEGIC ENHANCED YIELD FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	To primarily seek current income and,
Objective, Secondary [Text Block]	secondarily, the opportunity for capital appreciation to produce total return.
Ultra Short Tax-Free Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	ULTRA SHORT TAX-FREE INCOME FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	To generate current income exempt from federal income taxes consistent with the preservation of capital.
World Energy Fund
Prospectus [Line Items]
Risk/Return [Heading]	WORLD ENERGY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	To seek growth and income.
Hedged Equity Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	HEDGED EQUITY INCOME FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	To seek current income with the potential for long-term capital appreciation with less volatility than the broad equity market.